Expense Example - Voya Target In-Retirement Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R 1 Yr	Class R 3 Yrs	Class R 5 Yrs	Class R 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs
USD ($)	648	804	973	1,463	49	154	269	604	103	322	558	1,236	48	151	263	591	326	487	662	1,169